Related party transactions (Tables)	6 Months Ended
Mar. 31, 2023
Related party transactions
Schedule of relationship and the nature of related party transactions
Name of related party	Relationship to the Company	Nature of transactions
Forasen Group Co., Ltd. ("Forasen Group")	Owned by Mr Zhengyu Wang, the Chairman of Board of Directors of the Company	Purchases from the Company
Zhejiang Tantech Bamboo Technology Co., Ltd	Under common control of Mr Zhengyu Wang and Ms Yefang Zhang, CEO of the Company	Lease factory building to the Company; purchases from the Company
Hangzhou Forasen Technology Co., Ltd	Controlled by Mr. Zhengyu Wang	Sublease of office space from the Company.
Xinyang Wang	Shareholder of Nongyuan Network	Provide guarantees and a real property as additional security for certain loans.
Dehong Zhang	Ms Yefang Zhang's, CEO of the Company, brother	Provide guarantees as an additional security for certain loans
Ms Aihong Wang	Mr Zhengyu Wang's, the Chairman of Board of Directors of the Company, sister.	Provide a guarantee as an additional security for a revolving loan

Schedule of due from related parties
	As of	As of
	March 31,	September 30,
	2023	2022
	(unaudited)
Xinyang Wang	-	$59,983
Zhejiang Yili Yuncang Holding Group Co., Ltd	$13,350	-
FarmNet	4,100	-
Epakia Canada Inc	2,996	-
Dehong Zhang	146	-
Shanghai Zhongjian Yiting Medical Health Technology Partnership	328	-
Total	$20,920	$59,983

Schedule of due to related parties
	As of	As of
	March 31,	September 30,
	2023	2022
	(unaudited)
Zhejiang Tantech Bamboo Technology Co., Ltd.	$1,087	$948
Forasen Holdings Group Co., Ltd	178	-
Total	$1,265	$948

Schedule of operating lease related parties
Zhejiang Tantech Bamboo Technology Co., Ltd.	Lease No 1	Lease No. 2	Lease No. 3
Lease begin date	August 1, 2021	July 14, 2021	March 1, 2023
Lease end date	July 31, 2031	July 13, 2031	February 29, 2028
Leasing purpose	Factory building	Factory building	Office	Total
Annual rent in RMB	168,854	421,431	131,835	722,120
Annual rent in USD	$24,220	$60,448	$18,910	$103,578
Area (in square meters)	1,180	1,914	479	3,573